Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

19. Quarterly Financial Information (Unaudited)

	Three Months Ended
	Dec. 31, 2018	Sept. 30, 2018	June 30, 2018	March 31, 2018	Dec. 31, 2017	Sept. 30, 2017	June 30, 2017	March 31, 2017
	(In thousands)
Net sales	$233,224	$176,915	$138,723	$137,211	$169,474	$142,812	$104,746	$99,052
Cost of sales (exclusive of depreciation and amortization)	149,172	109,046	85,884	86,644	102,595	84,606	66,005	64,061
Selling, general and administrative expenses	45,015	41,267	34,537	34,502	37,532	32,511	25,809	25,092
Net income (loss)	15,519	7,551	274	1,719	7,671	8,045	(4,103)	(5,627)
Net income attributable to non- controlling interests	10,292	5,981	204	1,122	2,047	—	—	—
Net income (loss) attributable to Funko, Inc.	5,227	1,570	70	597	5,624	8,045	(4,103)	(5,627)
Earnings per share of Class A common stock — basic	$0.21	$0.07	$—	$0.03	$0.04
Earnings per share of Class A common stock — diluted	$0.20	$0.06	$—	$0.02	$0.04